UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

 (Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period:  July 1, 2007 through June 30, 2008

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07988

Reporting Period: 07/01/2007 - 06/30/2008

Lord Abbett Investment Trust

========================= LORD ABBETT CONVERTIBLE FUND =========================

Nothing to Report

====================== LORD ABBETT CORE FIXED INCOME FUND ======================

Nothing to Report

======================== LORD ABBETT FLOATING RATE FUND ========================

Nothing to Report

========================= LORD ABBETT HIGH YIELD FUND ==========================

Nothing to Report

=========================== LORD ABBETT INCOME FUND ============================

Nothing to Report

==================== LORD ABBETT SHORT DURATION INCOME FUND ====================

Nothing to Report

=========== LORD ABBETT STRATEGIC ALLOCATION FUND- BALANCED STRATEGY ===========

===========                           FUND                           ===========

Nothing to Report

========== LORD ABBETT STRATEGIC ALLOCATION FUND- DIVERSIFIED INCOME ===========

==========                       STRATEGY FUND                       ===========

Nothing to Report

============ LORD ABBETT STRATEGIC ALLOCATION FUND- GROWTH & INCOME ============

============                     STRATEGY FUND                      ============

Nothing to Report

=========== LORD ABBETT STRATEGIC ALLOCATION FUND-DIVERSIFIED EQUITY ===========

===========                      STRATEGY FUND                       ===========

Nothing to Report

======================== LORD ABBETT TOTAL RETURN FUND =========================

Nothing to Report

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2008